Convertible notes payable (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Convertible notes payable
Convertible notes payable	$ 222,000	$ 150,000
Total convertible notes payable	222,000	150,000
Less: unamortized debt discount	(21,825)	(26,250)
Total	$ 200,175	$ 123,750